Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.51%
Bain Capital Credit CLO Ltd. Series 2022-3A Class BR (U.S. SOFR 3 Month+1.63%)144A±	5.31%	7-17-2035	$10,000,000	$10,005,810
Jamestown CLO IX Ltd. Series 2016-9A Class A2R3 (U.S. SOFR 3 Month+1.70%)144A±	5.37	7-25-2034	7,700,000	7,702,502
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.38	10-20-2034	10,000,000	10,017,710
Wellfleet CLO Ltd. Series 2021-2A Class BR (U.S. SOFR 3 Month+1.75%)144A±	5.42	7-15-2034	10,000,000	10,009,820
Total asset-backed securities (Cost $37,700,000)				37,735,842
Corporate bonds and notes: 78.46%
Basic materials: 2.68%
Chemicals: 1.61%
Celanese U.S. Holdings LLC	6.50	4-15-2030	9,660,000	9,906,371
Celanese U.S. Holdings LLC	7.35	11-15-2028	4,818,000	5,024,292
Chemours Co.144A	5.75	11-15-2028	14,044,000	14,018,890
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	11,410,000	11,279,841
				40,229,394
Iron/steel: 1.07%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	26,155,000	26,742,677
Communications: 6.56%
Advertising: 0.69%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	13,025,000	13,463,786
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,757,567
				17,221,353
Internet: 2.19%
Arches Buyer, Inc.144A	4.25	6-1-2028	12,270,000	11,921,498
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	21,774,769
Wayfair LLC144A	7.25	10-31-2029	20,580,000	21,174,844
				54,871,111
Media: 2.90%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	17,655,000	17,480,837
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	12,206,000	12,198,008
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	10,250,000	10,061,628
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	2,705,000	2,712,325
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	10.00	2-15-2031	5,940,000	6,214,992
Sirius XM Radio LLC144A	5.00	8-1-2027	24,108,000	24,071,843
				72,739,633
Telecommunications: 0.78%
Frontier California, Inc. Series F	6.75	5-15-2027	5,650,000	5,784,188
Viasat, Inc.144A	5.63	4-15-2027	13,715,000	13,696,848
				19,481,036
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 20.43%
Airlines: 0.92%
American Airlines, Inc.144A	7.25%	2-15-2028	$22,800,000	$23,129,187
Apparel: 0.50%
Crocs, Inc.144A	4.25	3-15-2029	12,920,000	12,523,042
Auto manufacturers: 1.83%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,831,059
Ford Motor Credit Co. LLC	6.80	5-12-2028	8,545,000	8,809,759
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	11,315,000	11,296,582
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	12,566,000	12,613,855
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	4,140,000	4,253,266
				45,804,521
Auto parts & equipment: 2.03%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	10,230,000	10,668,253
American Axle & Manufacturing, Inc.	5.00	10-1-2029	17,825,000	17,441,404
Goodyear Tire & Rubber Co.	4.88	3-15-2027	20,948,000	20,872,068
ZF North America Capital, Inc.144A	6.88	4-14-2028	1,835,000	1,879,137
				50,860,862
Distribution/wholesale: 0.31%
RB Global Holdings, Inc.144A	7.75	3-15-2031	7,462,000	7,758,719
Entertainment: 5.55%
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,527,372
Cinemark USA, Inc.144A	5.25	7-15-2028	26,975,000	26,833,756
Discovery Global Holdings, Inc.	4.05	3-15-2029	39,000,000	38,787,450
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,623,677
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	17,730,000	17,253,799
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	7-15-2029	5,000,000	4,843,660
				138,869,714
Home builders: 0.84%
K Hovnanian Enterprises, Inc.144A	8.00	4-1-2031	4,640,000	4,690,044
LGI Homes, Inc.144A	8.75	12-15-2028	6,970,000	7,226,824
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,759,491
Tri Pointe Homes, Inc.	5.70	6-15-2028	6,282,000	6,328,933
				21,005,292
Home furnishings: 0.15%
Whirlpool Corp.	6.13	6-15-2030	3,975,000	3,738,875
Housewares: 0.83%
Central Garden & Pet Co.	5.13	2-1-2028	3,000,000	2,993,204
Newell Brands, Inc.144A	8.50	6-1-2028	17,130,000	17,886,238
				20,879,442
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.23%
NCL Corp. Ltd.144A	5.88%	1-15-2031	$21,420,000	$20,700,020
VOC Escrow Ltd.144A	5.00	2-15-2028	10,130,000	10,113,324
				30,813,344
Lodging: 0.11%
Hilton Domestic Operating Co., Inc.144A	5.50	9-15-2031	2,755,000	2,770,961
Retail: 6.13%
Advance Auto Parts, Inc.	1.75	10-1-2027	2,620,000	2,508,370
Advance Auto Parts, Inc.144A	7.00	8-1-2030	20,735,000	21,304,870
Bath & Body Works, Inc.144A	6.63	10-1-2030	11,905,000	12,115,206
Carvana Co.144A	9.00	6-1-2030	11,675,000	12,108,750
Carvana Co.144A	9.00	6-1-2031	21,890,000	24,193,682
FirstCash, Inc.144A	4.63	9-1-2028	19,375,000	19,099,970
Gap, Inc.144A	3.63	10-1-2029	8,750,000	8,191,233
Group 1 Automotive, Inc.144A	6.38	1-15-2030	8,795,000	8,941,744
Kohl’s Corp.144A	10.00	6-1-2030	13,585,000	14,771,949
Lithia Motors, Inc.144A	4.63	12-15-2027	6,710,000	6,676,361
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	5,695,000	5,674,263
Nordstrom, Inc.	4.00	3-15-2027	4,490,000	4,397,616
Nordstrom, Inc.	4.38	4-1-2030	3,020,000	2,887,238
Victoria’s Secret & Co.144A	4.63	7-15-2029	10,885,000	10,506,608
				153,377,860
Consumer, non-cyclical: 8.69%
Commercial services: 3.66%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	3,140,000	3,093,274
Block, Inc.	2.75	6-1-2026	1,760,000	1,760,000
CoreCivic, Inc.	8.25	4-15-2029	16,385,000	17,080,593
GEO Group, Inc.	8.63	4-15-2029	34,200,000	35,661,947
GEO Group, Inc.	10.25	4-15-2031	7,305,000	7,916,202
Herc Holdings, Inc.144A	7.00	6-15-2030	15,170,000	15,762,737
Veritiv Operating Co.144A	10.50	11-30-2030	10,180,000	10,444,894
				91,719,647
Cosmetics/Personal Care: 0.67%
Edgewell Personal Care Co.144A	5.50	6-1-2028	16,790,000	16,730,514
Food: 0.43%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	10,560,000	10,673,752
Healthcare-services: 2.31%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,535,229
Molina Healthcare, Inc.144A	4.38	6-15-2028	17,070,000	16,821,027
Star Parent, Inc.144A	9.00	10-1-2030	16,355,000	17,169,692
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Tenet Healthcare Corp.	4.63%	6-15-2028	$5,575,000	$5,538,204
Tenet Healthcare Corp.	6.13	10-1-2028	8,705,000	8,727,215
				57,791,367
Pharmaceuticals: 1.62%
AdaptHealth LLC144A	4.63	8-1-2029	13,475,000	13,004,976
AdaptHealth LLC144A	6.13	8-1-2028	6,825,000	6,818,212
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	20,995,000	20,738,770
				40,561,958
Energy: 11.10%
Energy-alternate sources: 0.59%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,730,857
Oil & gas: 2.73%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	17,990,000	18,765,387
California Resources Corp.144A	8.25	6-15-2029	6,545,000	6,828,529
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	14,150,000	14,206,827
Nabors Industries, Inc.144A	9.13	1-31-2030	11,315,000	11,855,891
SM Energy Co.144A	8.63	11-1-2030	15,800,000	16,703,850
				68,360,484
Oil & gas services: 0.97%
Oceaneering International, Inc.	6.00	2-1-2028	21,595,000	21,789,096
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	2,400,000	2,472,836
				24,261,932
Pipelines: 6.81%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	10,670,000	10,673,094
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,381,822
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	2,010,000	2,017,369
Excelerate Energy LP144A	8.00	5-15-2030	19,170,000	20,297,694
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,114,145
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,620,480
Kinetik Holdings LP144A	6.63	12-15-2028	28,860,000	29,470,649
Prairie Acquiror LP144A	9.00	8-1-2029	5,925,000	6,175,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	18,445,000	18,443,262
Venture Global LNG, Inc.144A	8.13	6-1-2028	35,435,000	36,222,685
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,595,000	5,002,783
				170,419,901
Financial: 18.92%
Banks: 2.92%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	22,920,000	22,764,220
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of New York Mellon Corp. Series I (5 Year Treasury Constant Maturity+2.63%)ʊ±	3.75%	12-20-2026	$6,425,000	$6,364,100
Citigroup, Inc. Series T (U.S. SOFR 3 Month+4.78%)ʊ±	6.25	8-15-2026	19,275,000	19,317,848
Citigroup, Inc. Series Z (5 Year Treasury Constant Maturity+3.21%)ʊ±	7.38	5-15-2028	5,297,000	5,458,273
Huntington Bancshares, Inc. Series G (7 Year Treasury Constant Maturity+4.05%)ʊ±	4.45	10-15-2027	19,355,000	19,111,601
				73,016,042
Diversified financial services: 10.15%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-28-2026	9,535,000	9,525,674
Azorra Finance Ltd.144A	7.75	4-15-2030	15,690,000	16,305,550
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	13,835,000	13,890,893
Charles Schwab Corp. Series I (5 Year Treasury Constant Maturity+3.17%)ʊ±	4.00	6-1-2026	26,836,000	26,836,000
Encore Capital Group, Inc.144A	8.50	5-15-2030	17,085,000	18,177,876
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	17,285,000	17,263,394
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	11,500,000	12,097,287
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	4,535,000	4,750,032
Navient Corp.	4.88	3-15-2028	12,100,000	11,858,831
Navient Corp.	5.00	3-15-2027	11,235,000	11,168,171
OneMain Finance Corp.	5.38	11-15-2029	31,775,000	31,001,828
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	19,096,059
Rocket Cos., Inc.144A	6.13	8-1-2030	9,410,000	9,554,140
Rocket Cos., Inc.144A	6.50	8-1-2029	7,345,000	7,510,387
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,769,202
United Wholesale Mortgage LLC144A	5.50	4-15-2029	17,360,000	16,580,894
United Wholesale Mortgage LLC144A	5.75	6-15-2027	16,915,000	16,848,697
				254,234,915
Insurance: 1.55%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	22,025,000	22,223,665
AmWINS Group, Inc.144A	6.38	2-15-2029	8,625,000	8,725,266
HUB International Ltd.144A	7.25	6-15-2030	7,785,000	7,990,905
				38,939,836
REITs: 4.30%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	9,806,000	9,685,719
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	5,054,715
Brandywine Operating Partnership LP	8.88	4-12-2029	5,885,000	6,207,439
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	24,242,230
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	5,000,000	4,958,002
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	11,085,000	10,849,046
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	19,165,000	19,168,143
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Starwood Property Trust, Inc.144A	3.63%	7-15-2026	$20,690,000	$20,645,972
XHR LP144A	6.63	5-15-2030	6,645,000	6,800,759
				107,612,025
Industrial: 4.21%
Aerospace/defense: 1.06%
TransDigm, Inc.144A	6.38	3-1-2029	25,950,000	26,459,531
Electrical components & equipment: 1.05%
Energizer Holdings, Inc.144A	4.75	6-15-2028	12,755,000	12,603,048
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,572,665
				26,175,713
Machinery-diversified: 0.17%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	724,681
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	3,610,000	3,611,621
				4,336,302
Packaging & containers: 0.53%
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	13,480,000	13,318,604
Trucking & leasing: 1.40%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	29,355,000	29,321,209
FTAI Aviation Investors LLC144A	7.88	12-1-2030	5,590,000	5,863,871
				35,185,080
Technology: 3.25%
Semiconductors: 0.21%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,634,277
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	775,646
				5,409,923
Software: 3.04%
Cloud Software Group, Inc.144A	6.50	3-31-2029	32,035,000	31,790,038
Fair Isaac Corp.144A	4.00	6-15-2028	8,915,000	8,727,569
Rocket Software, Inc.144A	9.00	11-28-2028	5,390,000	5,436,629
SS&C Technologies, Inc.144A	5.50	9-30-2027	30,075,000	30,077,346
				76,031,582
Utilities: 2.62%
Electric: 2.62%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	17,321,799
PG&E Corp.	5.00	7-1-2028	9,950,000	9,901,274
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,384,705
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	2,405,000	2,586,986
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Vistra Operations Co. LLC144A	5.00%	7-31-2027	$5,280,000	$5,276,692
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	25,280,000	25,113,493
				65,584,949
Total corporate bonds and notes (Cost $1,950,778,701)				1,964,371,937

	Shares
Investment companies: 1.72%
Exchange-traded funds: 1.72%
iShares 0-5 Year High Yield Corporate Bond ETF	497,861	21,203,900
State Street SPDR Bloomberg Short Term High Yield Bond ETF	868,026	21,822,174
Total investment companies (Cost $42,949,939)		43,026,074

			Principal
Loans: 3.65%
Basic materials: 0.25%
Chemicals: 0.25%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.12	10-15-2032	$6,290,000	6,272,703
Communications: 0.91%
Media: 0.91%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	3,133,036	3,149,578
Discovery Global Holdings, Inc. (U.S. SOFR 3 Month+2.50%)±	6.15	6-3-2033	19,730,000	19,763,936
				22,913,514
Consumer, cyclical: 0.52%
Airlines: 0.30%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	7,467,780	7,399,301
Auto parts & equipment: 0.22%
Clarios Global LP (U.S. SOFR 1 Month+2.50%)±	6.10	1-28-2032	5,547,125	5,549,899
Consumer, non-cyclical: 0.04%
Healthcare-products: 0.04%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.37	1-15-2031	915,400	918,375
Energy: 0.25%
Pipelines: 0.25%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.87	8-1-2029	6,214,109	6,239,338
Financial: 0.38%
Diversified financial services: 0.34%
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	5.67	12-15-2031	8,527,500	8,474,970
Insurance: 0.04%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	8.01	8-19-2028	1,167,161	1,166,741
Industrial: 1.03%
Building materials: 0.63%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	5.87	3-19-2029	15,903,707	15,916,748
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.40%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+2.75%)±	6.38%	4-30-2030	$9,900,374	$9,977,696
Technology: 0.27%
Computers: 0.06%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.62	3-1-2029	1,648,308	1,494,076
Software: 0.21%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.37	11-28-2028	5,341,579	5,194,151
Total loans (Cost $91,654,230)				91,517,512
Non-agency mortgage-backed securities: 0.21%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.21	8-25-2054	5,315,046	5,330,054
Total non-agency mortgage-backed securities (Cost $5,315,047)				5,330,054
Yankee corporate bonds and notes: 11.17%
Basic materials: 0.31%
Mining: 0.31%
Alumina Pty. Ltd.144A	6.13	3-15-2030	7,590,000	7,758,407
Communications: 0.89%
Internet: 0.89%
Rakuten Group, Inc.144A	11.25	2-15-2027	21,325,000	22,144,824
Consumer, cyclical: 4.26%
Airlines: 1.86%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	22,379,482
Latam Airlines Group SA144A	7.63	1-7-2031	13,840,000	14,333,119
Latam Airlines Group SA144A	7.88	4-15-2030	9,555,000	9,960,132
				46,672,733
Auto manufacturers: 0.25%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	6,350,000	6,262,430
Auto parts & equipment: 0.47%
Forvia SE144A	8.00	6-15-2030	11,035,000	11,649,804
Leisure time: 1.68%
Carnival Corp. Ltd.144A	5.13	5-1-2029	10,920,000	10,906,793
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	30,910,000	31,021,108
				41,927,901
Consumer, non-cyclical: 1.23%
Cosmetics/Personal Care: 0.37%
Perrigo Finance Unlimited Co.	5.15	6-15-2030	9,685,000	9,285,658
Healthcare-products: 0.86%
Bausch & Lomb Corp.144A	8.38	10-1-2028	20,903,000	21,582,348
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.47%
Oil & gas: 0.13%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$2,983,793	$3,133,198
Pipelines: 0.34%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	8,422,000	8,637,485
Financial: 2.03%
Banks: 0.39%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,880,000	9,800,570
Diversified financial services: 1.64%
GGAM Finance Ltd.144A	6.88	4-15-2029	9,290,000	9,537,653
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	20,845,000	21,304,966
goeasy Ltd.144A	9.25	12-1-2028	7,695,000	7,539,859
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,735,355
				41,117,833
Industrial: 0.32%
Packaging & containers: 0.32%
Trivium Packaging Finance BV144A	8.25	7-15-2030	7,603,000	8,020,823
Technology: 0.40%
Computers: 0.40%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	9,615,000	10,020,070
Utilities: 1.26%
Electric: 1.26%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,035,000	3,007,094
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	28,595,000	28,601,491
				31,608,585
Total yankee corporate bonds and notes (Cost $277,967,712)				279,622,669

		Yield	Shares
Short-term investments: 2.90%
Investment companies: 2.90%
Allspring Government Money Market Fund Select Class♠∞		3.56	72,520,221	72,520,221
Total short-term investments (Cost $72,520,221)				72,520,221
Total investments in securities (Cost $2,478,885,850)	99.62%			2,494,124,309
Other assets and liabilities, net	0.38			9,563,764
Total net assets	100.00%			$2,503,688,073

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 9

Portfolio of investments—May 31, 2026 (unaudited)

Abbreviations:
CLO	Collateralized loan obligation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$113,121,610	$828,002,759	$(868,604,148)	$0	$0	$72,520,221	72,520,221	$2,476,833
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	3,051	9-30-2026	$629,585,083	$630,222,187	$637,104	$0
Short
5-Year U.S. Treasury Notes	(1,190)	9-30-2026	(127,355,986)	(127,581,016)	0	(225,030)
					$637,104	$(225,030)
See accompanying notes to portfolio of investments
10 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Short-Term High Income Fund | 11

Notes to portfolio of investments—May 31, 2026 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$37,735,842	$0	$37,735,842
Corporate bonds and notes	0	1,964,371,937	0	1,964,371,937
Investment companies	43,026,074	0	0	43,026,074
Loans	0	91,517,512	0	91,517,512
Non-agency mortgage-backed securities	0	5,330,054	0	5,330,054
Yankee corporate bonds and notes	0	279,622,669	0	279,622,669
Short-term investments
Investment companies	72,520,221	0	0	72,520,221
	115,546,295	2,378,578,014	0	2,494,124,309
Futures contracts	637,104	0	0	637,104
Total assets	$116,183,399	$2,378,578,014	$0	$2,494,761,413
Liabilities
Futures contracts	$225,030	$0	$0	$225,030
Total liabilities	$225,030	$0	$0	$225,030
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $3,865,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Short-Term High Income Fund